Revenues and Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenues And Accounts Receivable [Abstract]
Revenues and Accounts Receivable

3. REVENUES AND ACCOUNTS RECEIVABLE

The Company’s main revenue sources derive from the following revenue streams:

Assessment, Permitting and Response Revenues—Assessment, Permitting and Response revenues are generated from multidisciplinary environmental consulting services. The majority of the contracts are fixed-price or time and material based.

Measurement and Analysis Revenues—Measurement and Analysis revenues are generated from emissions sampling, testing and reporting services, leak detection services, ambient air monitoring services and laboratory testing services. The majority of the contracts are fixed-price or time-and-materials based.

Remediation and Reuse Revenues—Remediation and Reuse revenues are generated from O&M services (on biogas and water treatment facilities), as well as remediation, monitoring and environmental compliance services. Services on the majority of O&M contracts are provided under long-term fixed-fee contracts. The majority of the remediation, monitoring and environmental compliance contracts are fixed price or time-and-materials based.

Disaggregation of Revenue—The Company disaggregates revenue by its operating segments. The Company believes disaggregating revenue into these categories achieves the disclosure objectives to depict how the nature, amount, and uncertainty of revenue and cash flows are affected by economic factors. Disaggregated revenue disclosures are provided in Note 19.

Contract Balances—The Company presents contract balances for unbilled receivables (contract assets), as well as customer advances, deposits and deferred revenue (contract liabilities) within contract assets and accounts payable and accrued expenses, respectively, on the condensed consolidated statements of financial position. Amounts are generally billed at periodic intervals (e.g., weekly, bi-weekly or monthly) as work progresses in accordance with agreed-upon contractual terms. The Company utilizes the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component as the period between when the Company transfers services to a customer and when the customer pays for those services is one year or less. Amounts recorded as unbilled receivables are generally for services the Company is not entitled to bill based on the passage of time. Under certain contracts, billing occurs subsequent to revenue recognition, resulting in contract assets. The Company sometimes receives advances or deposits from customers before revenue is recognized, resulting in contract liabilities.

The following table presents the Company’s contract balances:

	September 30, 2020	December 31, 2019
Contract assets	$35,441	$13,605
Contract liabilities	9,335	3,314

Contracts assets acquired through business acquisitions completed in the nine months ended September 30, 2020 and the twelve months ended December 31, 2019, amounted to $6.5 million and $0.7 million, respectively. Contract liabilities acquired through business acquisitions completed in the nine months ended September 30, 2020 and twelve months ended December 31, 2019, amounted to zero and $2.2 million. Revenue recognized during the three and nine months ended September 30, 2020, included in the contract liabilities balance at December 31, 2019 was $0.5 million and $2.1 million, respectively. The revenue recognized from the contract liabilities consisted of the Company satisfying performance obligations during the normal course of business.

The amount of revenue recognized from changes in the transaction price associated with performance obligations satisfied in prior periods during the three and nine months ended September 30, 2020 was not material.

Remaining Unsatisfied Performance Obligations—Remaining unsatisfied performance obligations represent the total dollar value of work to be performed on contracts awarded and in progress. The amount of remaining unsatisfied performance obligations increases with new contracts or additions to existing contracts and decreases as revenue is recognized on existing contracts. Contracts are included in the amount of remaining unsatisfied performance obligations when an enforceable agreement has been reached. As of September 30, 2020 and December 31, 2019, the estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied was approximately $25.2 million and $13.0 million, respectively. As of September 30, 2020, the Company expected to recognize approximately $24.0 million of this amount as revenue within the next year and $1.2 million the year after.

Accounts Receivable, Net—Accounts receivable, net as of September 30, 2020 and December 31, 2019 consisted of the following:

	September 30, 2020	December 31, 2019
Accounts receivable, invoiced	$52,372	$46,643
Accounts receivable, other	929	611
Allowance for doubtful accounts	(8,516)	(1,327)

Accounts receivable—net	$44,785	$45,927

The Company extends non-interest-bearing trade credit to its customers in the ordinary course of business. Accounts receivable are shown on the face of the condensed consolidated statements of financial position, net of an allowance for doubtful accounts. In determining the allowance for doubtful accounts, the Company analyzes the aging of accounts receivable, historical bad debts, customer creditworthiness and current economic trends. Subsequent to December 31, 2019, there was a global outbreak of a new strain of coronavirus, COVID-19. The COVID-19 pandemic has added uncertainty to the collectability of certain receivables, particularly in industries hard hit by the pandemic. As a result, the Company recorded a $6.3 million bad debt reserve during the first quarter of 2020. The bad debt adjustment included a $5.5 million reserve for one customer in the Company’s Remediation and Reuse segment in which management concluded to discontinue select service lines as of March 31, 2020 (Note 19). For all periods presented, no customer accounted for more than 10.0% of revenue or accounts receivable, net.

The allowance for doubtful accounts as of September 30, 2020 and December 31, 2019 consisted of the following:

	Beginning Balance	Bad Debt Expense	Charged to Allowance	Other(1)	Ending Balance
Nine months ended September 30, 2020	$1,327	$6,445	$(294)	$1,038	$8,516
Year ended December 31, 2019	453	1,246	(556)	184	1,327

(1)	This amount consists of additions to the allowance due to business acquisitions.

4. REVENUES AND ACCOUNTS RECEIVABLE

The Company’s main revenue sources derive from the following revenue streams:

Assessment, Permitting and Response Revenues—Assessment, Permitting and Response revenues are generated from multidisciplinary environmental consulting services. The majority of the contracts are fixed-price or time and material based.

Measurement and Analysis Revenues—Measurement and Analysis revenues are generated from emissions sampling, testing and reporting services, leak detection services, ambient air monitoring services and laboratory testing services. The majority of the contracts are fixed-price or time-and-materials based.

Remediation and Reuse Revenues—Remediation and Reuse revenues are generated from operating and maintenance (“O&M”) services (on biogas and waste water treatment facilities), as well as remediation, monitoring and environmental compliance services. Services on the majority of O&M contracts are provided under long-term fixed-fee contracts. Remediation, monitoring and environmental compliance contracts are predominantly fixed-fee and time-and-materials based.

Disaggregation of Revenue—We disaggregate revenue by our operating segments. The Company believes disaggregating revenue into these categories achieves the disclosure objectives to depict how the nature, amount, and uncertainty of revenue and cash flows are affected by economic factors. Disaggregated revenue disclosures are provided in Note 21, Segment Information.

Contract Balances—The Company presents contract balances for unbilled receivables (contract assets), as well as customer advances, deposits and deferred revenue (contract liabilities) within contract assets and accounts payable and accrued expenses, respectively, on the consolidated statements of financial position. Amounts are generally billed at periodic intervals (e.g., weekly, bi-weekly or monthly) as work progresses in accordance with agreed-upon contractual terms. The Company utilizes the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component as the period between when the Company transfers services to a customer and when the customer pays for those services is one year or less. Amounts recorded as unbilled receivables are generally for services the Company is not entitled to bill based on the passage of time. Under certain contracts, billing occurs subsequent to revenue recognition, resulting in contract assets. The Company sometimes receives advances or deposits from customers before revenue is recognized, resulting in contract liabilities.

The following table presents the Company’s contract balances as of December 31, 2019 and 2018:

	2019	2018
Contract assets	$13,605	$10,112
Contract liabilities	3,314	2,395

Contracts assets acquired through business acquisitions amounted to $0.7 million as of December 31, 2019 and 2018. Contract liabilities acquired through business acquisitions amounted to $2.2 million and zero as of December 31, 2019 and 2018, respectively. Revenue recognized during the year ended December 31, 2019, included in the contract liability balance at the beginning of the year was $0.6 million. The revenue recognized from the contract liabilities consisted of the Company satisfying performance obligations during the normal course of business.

The amount of revenue recognized from changes in the transaction price associated with performance obligations satisfied in prior periods during the year ended December 31, 2019 was not material.

Remaining Unsatisfied Performance Obligations—Remaining unsatisfied performance obligations represent the total dollar value of work to be performed on contracts awarded and in progress. The amount of remaining unsatisfied performance obligations increases with new contracts or additions to existing contracts and decreases as revenue is recognized on existing contracts. Contracts are included in the amount of remaining unsatisfied performance obligations when an enforceable agreement has been reached. As of December 31, 2019, the estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied was approximately $13.0 million. The Company expects to recognize approximately $8.7 million of this amount as revenue in 2020, $4.2 million in 2021, and $0.1 million in 2022.

Accounts Receivable, Net—Accounts receivable, net as of December 31, 2019 and 2018 consisted of the following:

	2019	2018
Accounts receivable, invoiced	$46,643	$38,786
Accounts receivable, other	611	135
Allowance for doubtful accounts	(1,327)	(453)

Accounts receivable—net	$45,927	$38,468

The Company extends non-interest bearing trade credit to its customers in the ordinary course of business. Accounts receivable are shown on the face of the consolidated statements of financial position, net of an allowance for doubtful accounts. In determining the allowance for doubtful accounts, the Company analyzes the aging of accounts receivable, historical bad debts, customer creditworthiness and current economic trends. The allowance for doubtful accounts as of December 31, 2019 and 2018 consisted of the following:

	Beginning Balance	Bad Debt Expense	Charged to Allowance	Other(1)	Ending Balance
Year ended December 31, 2018	$573		$(624)	$504	$453
Year ended December 31, 2019	453	1,246	(556)	184	1,327

(1)	This amount consists of additions to the allowance due to business acquisitions.

Collection of trade receivables may be affected by changes in economic or other industry conditions and may, accordingly, impact the Company’s overall credit risk. Although the Company generally does not require collateral, the Company performs ongoing credit evaluations of customers and maintains reserves for potential credit losses. For all periods presented, no customer accounted for more than 10% of revenue or accounts receivable.